Goodwill (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross		₨ 28,758	₨ 21,201
Goodwill arising on business combinations	[1]	0	7,377
Effect of changes in foreign exchange rates		1,083	180
Impairment loss	[2]	(16,948)	(16,948)
Closing balance		₨ 12,893	₨ 11,810	$ 137

[1]	Refer to Note 35 of these consolidated financial statements for details regarding goodwill arising on business combinations.
[2]	The impairment loss of Rs.16,948 includes the following: · Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010; and · Rs.272 pertaining to the Company’s Nimbus Heath business, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the year ended March 31, 2023.